Company Information - USD 107.7 million initial public offering (Details)					1 Months Ended		2 Months Ended	12 Months Ended
	Oct. 01, 2021 EUR (€) € / shares shares	Sep. 23, 2021 $ / shares shares	Jul. 15, 2020 EUR (€) director contract shares	Jul. 15, 2020 USD ($) director contract $ / shares shares	Jul. 31, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Oct. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Sep. 27, 2021 USD ($)	Jul. 15, 2020 USD ($) shares
Disclosure of classes of share capital [line items]
Gross proceeds from Initial Public Offering				$ 107,700,000	$ 107,700,000	€ 14,700,000	€ 8,900,000
Share capital			€ 383,930.11					€ 409,000		€ 386,000	€ 268,000
Number of shares issued | shares			38,393,011											38,393,011
Number of new insurances entered | contract			2	2
Insurance amount | $														$ 3,600,000
Contracts coverage period								1 year	1 year
Prepaid expenses								€ 7,454,000		3,313,000	495,000
Offering expense										€ 7,397,000	€ 324,000
ATM
Disclosure of classes of share capital [line items]
Gross proceeds from Initial Public Offering | $									$ 31,900,000
Amount of Fund Raised | $												$ 1,900,000
ATM | ADS
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	130,856	2,083,334
Price per share | (per share)	€ 14.40	$ 14.40
Share capital	€ 408,735.51												$ 407,426.95
Amount of Fund Raised | $												$ 30,000,000
Other Operating Income (Expenses)
Disclosure of classes of share capital [line items]
Offering expense								800,000
Other Current Assets and Receivables
Disclosure of classes of share capital [line items]
Prepaid expenses								1,800,000
American Depositary Shares
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares			7,478,261	7,478,261
Price per share | $ / shares				$ 14.40
Gross proceeds from Initial Public Offering			€ 94,100,000	$ 107,700,000
Gross amount arising from insurance contracts [member] | Other Operating Income (Expenses)
Disclosure of classes of share capital [line items]
Additional expense including offering expense								€ 1,800,000
Public Offering of Securities Insurance
Disclosure of classes of share capital [line items]
Insurance amount			1,600,000
Directors and Officers Liability Insurance
Disclosure of classes of share capital [line items]
Insurance amount			€ 2,000,000.0
Number of executive directors under directors' and officers' liability insurance | director			2	2